Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule Of Computation Of Net Income (Loss) Per Share
The following table sets forth the computation of basic and diluted net (loss) income per common share attributable to Arcos Dorados Holdings Inc. for all years presented:

	For the fiscal years ended December 31,
	2016	2015	2014
Net income (loss) attributable to Arcos Dorados Holdings Inc. available to common shareholders	$78,810	$(51,633)	$(109,333)
Weighted-average number of common shares outstanding - Basic	210,646,955	210,436,232	210,105,059
Incremental shares from assumed exercise of stock options (a)	—	—	—
Incremental shares from vesting of restricted share units	377,653	160,122	239,171
Weighted-average number of common shares outstanding - Diluted	211,024,608	210,596,354	210,344,230

Basic net income (loss) per common share attributable to Arcos Dorados Holdings Inc.	$0.37	$(0.25)	$(0.52)
Diluted net income (loss) per common share attributable to Arcos Dorados Holdings Inc.	$0.37	$(0.25)	$(0.52)

(a)
Options to purchase shares of common stock were outstanding during fiscal years 2016, 2015 and 2014. See Note 17 for details. These options were not included in the computation of diluted earnings per share because their inclusion would have been anti-dilutive.